SHARE-BASED COMPENSATION PLAN (Tables)	6 Months Ended
Jun. 30, 2022
SHARE-BASED COMPENSATION PLAN
Schedule of changes in long term compensation plans

	Number of shares
	June 30,	December 31,
	2022	2021
Beginning balance	5,415,754	5,772,356
Granted during of the period	3,614,475	1,906,343
Exercised (1)	(972,562)	(1,860,334)
Exercised due to resignation (1)	(154,851)	(86,196)
Abandoned / prescribed due to resignation	(245,785)	(316,415)
Ending balance	7,657,031	5,415,754

1)	The average price for share options exercised and exercised due to termination of employment, for the six-month period ended June 30, 2022 was R$57,18 (fifty-seven reais and eighteen cents) ( (R$60,30 (sixty Brazilian Reais and thirty cents) as of December 31, 2021).

Summary of activity for common stock options

	Date of the
	execution of		Price on			Restricted year for
Program	the contract	Grant date	grant date		Shares Granted	transfer of shares
2020	01/02/2020	01/02/2021	R$	51.70	106,601	01/02/2024
2021	01/02/2021	01/02/2022	R$	53.81	108,010	01/02/2025
					214,611

Schedule of amounts corresponding to services received and recognized

	Liabilities and Equity		Statement of income and Equity
	June 30,	December 31,	June 30,	June 30,
	2022	2021	2022	2021
Non-current liabilities
Provision for phantom stock plan	144,267	166,998	(31,389)	(77,253)
Equity
Stock option granted	18,123	15,455	(2,668)	(2,421)
Shares Granted	(2,365)		2,365
	15,758	15,455	(303)	(2,421)
			(31,692)	(79,674)